Matthews Emerging Markets Sustainable Future Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended	128 Months Ended	208 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			34.36%	4.67%	10.78%	8.86%	5.73%	6.01%
Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			22.89%	4.34%		9.00%	7.65%
Performance Inception Date		Apr. 30, 2015
Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]		20.40%	2.57%		7.59%	6.33%
Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.76%	2.86%		6.90%	5.80%
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			23.15%	4.51%		9.21%	7.86%
Performance Inception Date		Apr. 30, 2015

[1]	Calculated from 9/15/08.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.